PROVISIONS - Narrative (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	May 31, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2007
Disclosure of other provisions [line items]
Export duty, percentage							10.00%
Tax moratorium, settlement amount		$ 1,057,444
Tax moratorium, settlement amount, undiscounted cash flows		$ 68,621
Tax moratorium, down payment percentage		5.00%
Tax moratorium, installment payment period		60 months
Tax moratorium liability, interest rate		1.50%
Export duties paid			$ 6,646	$ 6,646
Total liabilities			513,526	513,526	$ 536,809
Discount rate used for future cash payments		20.00%
Tax moratorium, down payment amount		$ 3,431
Tax moratorium, principal and interest paid			13,455
Interest expense on tax liabilities			7,616
Provision for decommissioning, restoration and rehabilitation costs			$ 58,330	$ 58,330	$ 63,909	$ 58,920
Change in the discount rate				1.00%
Increase (decrease) through change in discount rate, other provisions				$ 4,573
Marigold mine
Disclosure of other provisions [line items]
Discount rate used for future cash payments			2.60%	2.60%	2.60%
Length of settlement				21 years
Puna Operations
Disclosure of other provisions [line items]
Discount rate used for future cash payments			9.90%	9.90%	9.90%
Length of settlement				16 years
Seabee Gold Operation
Disclosure of other provisions [line items]
Discount rate used for future cash payments			2.30%	2.30%	2.30%
Length of settlement				12 years
Gross carrying amount
Disclosure of other provisions [line items]
Change in estimate of close down and restoration provision				$ (9,128)	$ (42)
Provision for export duty | Amortized cost
Disclosure of other provisions [line items]
Total liabilities		$ (4,303)	$ 67,130	$ 67,130
Puna Operations Inc.
Disclosure of other provisions [line items]
Useful life of property, plant and equipment	8 years			8 years
Provision for decommissioning, restoration and rehabilitation costs			$ (8,317)	$ (8,317)
Amount recorded against carrying value of plant				8,458
Benefit recognized in income statement				$ 141